Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 22, 2016	Jan. 08, 2016	Dec. 28, 2015	Mar. 31, 2017	Dec. 31, 2016	May 15, 2017
Negotiated payment				$ 250,000	$ 250,000
Demand for payment to maintain access to the facility			$ 2,300,000
Payment to landlord				335,000
Minimum [Member]
Environmental remediation liabilities				1,000,000	1,000,000
Maximum [Member]
Environmental remediation liabilities				$ 2,000,000	$ 2,000,000
Subsequent Event [Member]
Payment to landlord						$ 335,000
GlyEco Acquisition Corp. #4 [Member] | Onyxx Group LLC [Member]
Litigation settlement amount		$ 95,000
Name of the plantiff		Onyxx Group LLC.
Domicile of litigation		Circuit Court of Hillsborough County, Florida.
GlyEco Acquisition Corp. #4 [Member] | Encore Petroleum, LLC [Member]
Name of the plantiff	Encore Petroleum, LLC.
Domicile of litigation	Superior Court of New Jersey Law Division, Hudson County.